Restatement (Tables)	12 Months Ended
Dec. 31, 2021
Restatement
Schedule of impact of the restatement on the various instruments of the Kreos financing contract

	As of November 19, 2021			As of December 31, 2021
(amounts in thousands of euros)	As filed	Restatements	As restated	As filed	Restatements	As restated
Convertible bonds	2,198	(566)	1,632	2,215	(568)	1,647
Straight bonds	3,153	(538)	2,615	3,865	(540)	3,325
Conversion options	819	(355)	464	916	(380)	536
Warrants	708	2	710	788	—	788
Day one loss	(1,444)	1,444	—	(1,390)	1,390	—

Schedule of effect of adjustments on the statement of consolidated financial statements

	AS OF
	DECEMBER 31, 2021
(amounts in thousands of euros)	As filed	Restatements	As restated

ASSETS
Patents and software	2,757		2,757
Property, plant and equipment	563		563
Other non-current financial assets	1,251	(1,065)	186
Total non-current assets	4,571	(1,065)	3,506
Other receivables	6,536		6,536
Other current financial assets	1,229	(325)	904
Cash and cash equivalents	23,926		23,926
Total current assets	31,691	(325)	31,366

TOTAL ASSETS	36,262	(1,390)	34,872

LIABILITIES AND SHAREHOLDERS’ EQUITY
Shareholders’ equity
Share capital	27,191	—	27,191
Premiums related to the share capital	27,781	—	27,781
Treasury shares	(51)	—	(51)
Foreign currency translation adjustment	(73)	—	(73)
Accumulated deficit - attributable to shareholders of Biophytis	(17,865)	15	(17,850)
Net income (loss) - attributable to shareholders of Biophytis	(31,246)	83	(31,163)
Shareholders’ equity - attribuable to shareholders of Biophytis	5,737	98	5,835
Non-controlling interests	(32)	—	(32)
Total shareholders’ equity	5,705	98	5,803
Employee benefit obligations	205	—	205
Non-current financial liabilities	6,293	(775)	5,518
Derivative liabilities	916	(380)	536
Total non-current liabilities	7,414	(1,155)	6,259

Current financial liabilities	12,370	(333)	12,037
Provisions	—	—	—
Trade payables	7,606	—	7,606
Tax and social liabilities	1,998	—	1,998
Current derivative financial instruments	788	—	788
Other creditors and miscellaneous liabilities	381	—	381
Total current liabilities	23,143	(333)	22,810

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	36,262	(1,390)	34,872

STATEMENT OF CONSOLIDATED OPERATIONS

	FOR THE YEAR ENDED
	DECEMBER 31, 2021
	As
(amounts in thousands of euros)	filed	Restatements	As restated

Gross margin	—	—	—

Research and development expenses, net	(19,665)	—	(19,665)
General and administrative expenses	(7,150)	—	(7,150)
Operating loss	(26,815)	—	(26,815)

Financial expenses	(2,581)	64	(2,517)
Financial income	24	—	24
Change in fair value of convertible notes	(1,875)	19	(1,856)
Net Financial expense	(4,432)	83	(4,349)

Loss before taxes	(31,247)	83	(31,164)

Income taxes benefit	—	—	—
Net loss	(31,247)	83	(31,164)

Attributable to shareholders of Biophytis	(31,246)	83	(31,163)
Non-controlling interests	(1)	—	(1)

Basic and diluted weighted average number of shares outstanding	118,282,679	—	118,282,679
Basic loss per share (€/share)	(0.26)	—	(0.26)
Diluted loss per share (€/share)	(0.26)	—	(0.26)

STATEMENT OF CONSOLIDATED COMPREHENSIVE LOSS

	FOR THE YEAR ENDED
	DECEMBER 31, 2021
(amounts in thousands of euros)	As filed	Restatements	As restated
Net loss for the year	(31,247)	83	(31,164)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	23	—	23
Items that will be reclassified to profit or loss
Foreign currency translation adjustment		—
Other comprehensive income (loss)	23	—	23

Total comprehensive loss	(31,224)	83	(31,141)

Attributable to shareholders of Biophytis	(31,223)	83	(31,140)
Non-controlling interests	(1)	—	(1)

STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS’ EQUITY

	FOR THE YEAR ENDED DECEMBER 31, 2021
	As filed	Restatements	As restated

(amounts in thousands of euros)	Shareholders’ equity - Attributable to shareholders of Biophytis
As of January 1, 2021	2,268		2,268
Net loss for the period	(31,247)	83	(31,164)
Other comprehensive income (loss)	23	—	23
Total comprehensive income (loss)	(31,224)	83	(31,141)
Conversion of convertible notes	10,940	—	10,940
Share capital increase	20,205	—	20,205
Exercise of warrants (BSA) and founders’ warrants (BSPCE)	742	—	742
Subscription of warrants (BSA)	(62)	15	(47)
Allocation of premiums to retained earnings	1,521	—	1,521
Treasury shares movements, net	—	—	—
Gains and losses, net related to treasury shares	(9)	—	(9)
Equity settled share-based payments	2	—	2
Biophytis shares to be received from Negma	3,421	—	3,421
Cost incurred in relation to public offering on the NASDAQ	(2,099)	—	(2,099)
As of December 31, 2021	5,705	98	5,803

STATEMENT OF CONSOLIDATED CASH FLOWS

	FOR THE YEAR ENDED
	DECEMBER 31, 2021
(amounts in thousands of euros)	As filed	Restatements	As restated
Net loss for the period	(31,247)	83	(31,164)
Amortization and depreciation of intangible and tangible assets	311	—	311
Additions of provisions, net of reversals	39	—	39
Expenses associated with share-based payments	3,422	—	3,422
Financial interests and conversion settled with cash payment	562	—	562
Spread of the deferred loss	54	—	54
Changes in fair value of convertible notes	1,875	(19)	1,856
Interest on investment accounts	(4)	—	(4)
Financial indemnity, net, NEGMA	1,675	—	1,675
Unwinding of conditional advances and other financial expenses	397	—	397
Amortized cost of non-convertible bonds	132	(64)	68
Operating cash flows before change in working capital requirements	(22,785)	—	(22,785)

(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)	(1,010)	—	(1,010)

Cash flows from operating activities	(23,795)	—	(23,795)

Cash flows used in investing activities	(12,160)	—	(12,160)

Cash flows from financing activities	29,715	—	29,715

Net effect of exchange rate changes on cash and cash equivalents	(1)	—	(1)

Increase (decrease) in cash and cash equivalents	18,079	—	18,079

Cash and cash equivalents at the beginning of the period (including bank overdrafts)	5,847	—	5,847
Cash and cash equivalents at the end of the period (including bank overdrafts)	23,926	—	23,926